Note 3 - Income Taxes (Details) - Major Components of Income Tax Provision (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 1,761	$ (144)	$ 3,992	$ 3,528	$ 7,411	$ 3,823	$ 10,063
State	(733)	2	173	553	(325)	752	6,694
Foreign	115	115	230	230	459	459	459
Total current income tax provision (benefit)	1,143	(27)	4,395	4,311	7,545	5,034	17,216
Deferred income tax provision (benefit)	(7,938)	720	(3,775)	3,697
Total income tax provision (benefit)	$ (6,795)	$ 693	$ 620	$ 8,008	$ 8,879	$ 81,978	$ (123,532)